Other financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Other Financial Assets

	2022 $m	2021 $m
Equity securities	103	106
Restricted funds:
Shortfall reserve deposit a	–	6
Ring-fenced amounts to satisfy insurance claims:
Cash a	2	4
Money market funds	3	8
Bank accounts pledged as security	39	42
Other	1	1
	45	61
Trade deposits and loans	8	8
	156	175

Analysed as:
Current	–	2
Non-current	156	173
	156	175

a	As described on page 168, amounts within these lines have been re-presented as cash and cash equivalents.

Schedule of Movement in Provision for Impairment of Equity Securities
The methodology to calculate fair value and the sensitivities to the relevant significant unobservable inputs are detailed in note 24. The significant investments are as follows:

	2022		2021
	Fair value $m	Dividend income $m	Fair value $m	Dividend income $m
Investment in entity which owns:
InterContinental The Willard Washington DC	27	–	25	–
InterContinental San Francisco	16	–	17	–
InterContinental Grand Stanford Hong Kong	35	–	35	–

Schedule of Other Trade Deposits and Loans

			2022			2021
Trade deposits and loans	Gross $m	Credit loss allowance $m	Net $m	Gross $m	Credit loss allowance $m	Net $m
Amounts due with no significant increase in credit risk since initial recognition	8	–	8	6	–	6
Amounts due with significant increase in credit risk since initial recognition:
Not past due	1	(1)	–	7	(5)	2
Past due	11	(11)	–	10	(10)	–
	20	(12)	8	23	(15)	8

Schedule of Maximum Risk to Credit Exposure by Geographies
The maximum exposure to credit risk of other financial assets at the end of the reporting period by geographic region is as follows:

	2022 $m	2021 $m
Americas	54	66
EMEAA	62	67
Greater China	40	42
	156	175

Schedule of Movement in the Allowance For Expected Lifetime Credit Losses

Movement in the allowance for expected credit losses	2022 $m	2021 a $m
At 1 January	(15)	(15)
Amounts written off	2	–
Exchange and other adjustments	1	–
At 31 December	(12)	(15)

a	In 2021, $4m was collected in respect of an asset which was measured at $nil at initial recognition as part of a business acquisition. This did not impact the allowance for expected credit losses.